Related Party Balances and Transaction (Details) - Erxin Zeng [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Name of releated party	Erxin Zeng
Related party relationship	Chief Executive Office of the Company prior to October 30, 2019
Nature	Loan
Total Other payables and arrued liablities	$ 82,200